Summary of Significant Accounting Policies - Solar power and battery energy storage systems (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Solar power systems
Summary of Significant Accounting Policies
Estimated useful lives			30 years
Solar power systems | Maximum
Summary of Significant Accounting Policies
Estimated useful lives	35 years	35 years
Solar power systems | Depreciation life
Summary of Significant Accounting Policies
Estimated useful lives		35 years
Battery energy storage systems | Maximum
Summary of Significant Accounting Policies
Estimated useful lives	25 years